Income Taxes - Benefit/(Expense) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Total income tax benefit/(expense)	$ 276	$ 4,554	$ (35)
Argentina
Income Tax Examination [Line Items]
Current	(626)	559	(316)
Deferred	1,183	442	2,250
Total income tax benefit/(expense)	557	1,001	1,934
Paraguay
Income Tax Examination [Line Items]
Current	(232)	(658)	(826)
Deferred	(49)	4,211	(1,143)
Total income tax benefit/(expense)	$ (281)	$ 3,553	$ (1,969)